Other assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Other assets.
Claim against the State for CIRR loans and concessionary loans	kr 17	kr 7,208
Cash receivables, funding operations	201	191
Other	67	52
Total	kr 285	kr 7,451